Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2018
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2018, 2017 and 2016

(All currency expressed in United States dollars in thousands)

	Balance at	Additions		Balance at
	Beginning of	Charged to		End of
	Year	Expense	Deductions	Year
December 31, 2016
Accounts receivable, allowance for doubtful accounts	$14,053	$21,166	$(3,375)	$31,844
December 31, 2017
Accounts receivable, allowance for doubtful accounts	$31,844	$477	$(26,546)	$5,775
December 31, 2018
Accounts receivable, allowance for doubtful accounts	$5,775	$2,697	$(4,390)	$4,082